REVENUE RECOGNITION AND CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Disaggregation Of Revenue	See the following disaggregated revenue table and related discussions by reportable business segment for details:

	Years Ended December 31,
	2023	2022	2021
Aerospace Technologies
Commercial Aviation Original Equipment	$2,397	$2,089	$1,720
Commercial Aviation Aftermarket	6,241	5,108	4,155
Defense and Space	4,986	4,630	5,151
Net Aerospace Technologies sales	13,624	11,827	11,026
Industrial Automation
Sensing and Safety Technologies	2,733	2,860	3,123
Productivity Solutions and Services	1,313	1,739	1,778
Process Solutions	5,267	4,731	4,611
Warehouse and Workflow Solutions	1,443	2,308	2,913
Net Industrial Automation sales	10,756	11,638	12,425
Building Automation
Products	3,583	3,638	3,173
Building Solutions	2,448	2,362	2,366
Net Building Automation sales	6,031	6,000	5,539
Energy and Sustainability Solutions
UOP	2,586	2,404	2,348
Advanced Materials	3,653	3,592	3,054
Net Energy and Sustainability Solutions sales	6,239	5,996	5,402
Corporate and All Other	12	5	—
Net sales	$36,662	$35,466	$34,392
The disaggregation of the Company's revenue based off timing of recognition is as follows:

	Years Ended December 31,
	2023	2022	2021
Products, transferred point in time	58%	59%	58%
Products, transferred over time	12	14	17
Net product sales	70	73	75
Services, transferred point in time	10	8	8
Services, transferred over time	20	19	17
Net service sales	30	27	25
Net sales	100%	100%	100%

Contract with Customer, Asset and Liability
The following table summarizes the Company's contract assets and liabilities balances:

	2023	2022
Contract assets—January 1	$2,294	$2,060
Contract assets—December 31	2,013	2,294
Change in contract assets—increase (decrease)	(281)	234
Contract liabilities—January 1	(4,583)	(4,290)
Contract liabilities—December 31	(4,326)	(4,583)
Change in contract liabilities—decrease (increase)	257	(293)
Net change	$(24)	$(59)

Revenue Remaining Performance Obligation Expected Timing Of Satisfaction
The following table outlines the Company's remaining performance obligations disaggregated by reportable business segment:

December 31, 2023
Aerospace Technologies	$13,898
Industrial Automation	6,227
Building Automation	7,302
Energy and Sustainability Solutions	4,303
Corporate and All Other[1]	47
Total performance obligations[2]	$31,777

1	The remaining performance obligations within Corporate and All Other relate to the Quantinuum business.
2	Effective March 31, 2022, performance obligations exclude contracts with customers related to Russia as collectability is not reasonably assured.